Interest Income (Expense), Net	12 Months Ended
Dec. 31, 2011
Interest Income (Expense), Net [Abstract]
INTEREST INCOME (EXPENSE), NET

20. INTEREST INCOME (EXPENSE), NET

Interest income (expense), net consisted of the following:

	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009
Income	21	31	59
Expense	(46)	(34)	(50)

Total	(25)	(3)	9

No borrowing cost was capitalized in 2011, 2010 and 2009. Interest income on government Bonds and floating rate notes classified as available-for-sale marketable securities amounted to $6 million for the year ended December 31, 2011, $3 million for the year ended December 31, 2010 and to $8 million for the year ended December 31, 2009. Interest income on auction rate securities totaled $1 million, $2 million and $7 million for the years ended December 31, 2011, 2010 and 2009 respectively.